Schedule of Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 187,253	$ 201,004
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	161,450	171,770
Property, Plant and Equipment, Net	25,803	29,234
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	180,503	184,487
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	157,811	160,219
Property, Plant and Equipment, Net	22,692	24,268
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,750	16,517
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	3,639	11,551
Property, Plant and Equipment, Net	$ 3,111	$ 4,966